Non-controlling interest	12 Months Ended
Oct. 31, 2021
Non-controlling interest.
Non-controlling interest
28.	Non-controlling interest

The following table presents the summarized financial information for the Company’s subsidiaries which have non-controlling interests. This information represents amounts before intercompany eliminations.

	2021	2020
	$	$
Total current assets	6,137	2,540
Total non-current assets	38,577	3,696
Total current liabilities	(6,731)	(942)
Total non-current liabilities	(456)	(1,080)
Revenues for the year ended	17,869	6,011
Net income for the year ended	1,930	1,320

The net change in non-controlling interests is as follows:

As at	October 31, 2021	October 31, 2020
	$	$
Balance, beginning of the year	1,552	(179)
Share of loss for the period - Saturninus Partners	346	614
Share of loss for the period - Meta	235	-
Share of loss for the period - FABCBD	78	-
Share of loss for the period - Blessed	21	-
Purchase of minority interest - KushBar	-	187
Purchase of Saturninus partners	-	930
Purchase of Meta	1,821	-
Purchase of FABCBD	1,262	-
Purchase of Blessed	864	-
Distribution - Saturninus Partners	(500)	-
Loss of control (Note 5)	(884)	-
	4,795	1,552

As of October 31, 2019, the Company held a 50.1% ownership interest in KushBar, with $179 NCI. As well, the Company owed the non-controlling interest shareholder $701 (2018 - $36). The loan carries no interest and is due on demand. On December 10, 2019, the Company entered into a definitive share purchase agreement with 2651576 Ontario Inc. (the “Minority Shareholder”), a private Ontario company, to acquire the remaining 49.9% interest (the “Minority Interest”) in High Tide’s majority-owned subsidiary, KushBar Inc. (“KushBar”).

On January 27, 2020, the Company acquired a 50% interest in the Saturninus Partners (“Saturninus”) which operates a licensed retail cannabis store in Sudbury, Ontario. The Company has classified this arrangement as a joint venture with controlling interest.

On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included four joint ventures with controlling interest. These joint ventures operate as a licensed cannabis retail store in Manitoba. During the year ended October 31, 2021, the Company sold its 49% interest in two joint ventures, which resulted in a loss of control. As a result, the Company has deconsolidated the net assets of the joint ventures no longer under the Company’s control.